EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income for the year by the weighted average number of ordinary shares issued and outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net income by the weighted average number of shares issued and outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there is a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2023	2022	2021
Net income	120,039	188,042	162,205

Weighted average number of ordinary shares	53,697,594	53,198,015	53,319,408
Share options	288,095	325,851	20,884
Weighted average number of shares, adjusted for dilution	53,985,689	53,523,866	53,340,292

Earnings per share
Basic	2.24	3.53	3.04
Diluted	2.22	3.51	3.04